UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-1677

John Hancock Capital Series
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock U.S. Global Leaders Growth Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2012

U.S. Global Leaders Growth Fund
As of 7-31-12 (Unaudited)

	Shares	Value
Common Stocks 94.9%		$565,427,791

(Cost $410,466,038)

Consumer Discretionary 13.4%		79,689,934

Hotels, Restaurants & Leisure 10.1%
Starbucks Corp.	347,020	15,713,066
Starwood Hotels & Resorts Worldwide, Inc.	339,620	18,390,423
Yum! Brands, Inc. (L)	399,310	25,891,259

Internet & Catalog Retail 3.3%
Amazon.com, Inc. (I)	84,420	19,695,186

Consumer Staples 11.9%		70,972,567

Beverages 6.0%
Companhia de Bebidas das Americas, ADR (L)	301,140	11,608,947
The Coca-Cola Company	299,200	24,175,360

Food Products 1.9%
Danone SA, ADR	949,270	11,533,631

Household Products 4.0%
Colgate-Palmolive Company	220,330	23,654,629

Energy 7.4%		44,040,244

Energy Equipment & Services 7.4%
National Oilwell Varco, Inc.	342,730	24,779,379
Schlumberger, Ltd.	270,290	19,260,865

Financials 5.9%		35,355,872

Capital Markets 2.9%
State Street Corp.	433,750	17,514,825

Consumer Finance 3.0%
American Express Company	309,150	17,841,047

Health Care 14.6%		86,703,788

Health Care Equipment & Supplies 2.0%
Intuitive Surgical, Inc. (I)	25,230	12,148,245

Health Care Technology 3.5%
Cerner Corp. (I)(L)	278,810	20,609,635

Pharmaceuticals 9.1%
Mylan, Inc. (I)	778,130	17,920,334
Novo Nordisk A/S, ADR (L)	120,600	18,637,524
Perrigo Company (L)	152,500	17,388,050

Industrials 2.0%		12,046,964

Machinery 2.0%
Joy Global, Inc.	231,940	12,046,964

Information Technology 29.1%		173,243,330

Communications Equipment 2.5%
QUALCOMM, Inc.	250,220	14,933,130

Computers & Peripherals 4.9%
Apple, Inc. (I)	47,590	29,066,068

1

U.S. Global Leaders Growth Fund
As of 7-31-12 (Unaudited)

		Shares	Value
Information Technology (continued)

Internet Software & Services 8.8%
eBay, Inc. (I)		547,770	$24,266,211
Facebook, Inc., Class A (I)(L)		182,440	3,960,772
Google, Inc., Class A (I)		38,670	24,476,950

IT Services 6.8%
Automatic Data Processing, Inc.		404,790	22,890,875
Visa, Inc., Class A		135,100	17,437,357

Software 6.1%
Red Hat, Inc. (I)		338,700	18,174,642
SAP AG, ADR (L)		284,680	18,037,325

Materials 10.6%			63,375,092

Chemicals 10.6%
Ecolab, Inc. (L)		346,870	22,702,642
Monsanto Company		284,420	24,352,040
Praxair, Inc.		157,290	16,320,410

	Yield	Shares	Value

Securities Lending Collateral 13.1%			$78,022,925

(Cost $78,008,174)
John Hancock Collateral Investment Trust (W)	0.3448%(Y)	7,795,121	78,022,925

Total investments (Cost $488,474,212)† 108.0%			$643,450,716

Other assets and liabilities, net (8.0%)			($47,782,095)

Total net assets 100.0%			$595,668,621

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(L) A portion of this security is on loan as of 7-31-12.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 7-31-12.

† At 7-31-12, the aggregate cost of investment securities for federal income tax purposes was $494,810,162. Net unrealized appreciation aggregated $148,640,554, of which $158,260,689 related to appreciated investment securities and $9,620,135 related to depreciated investment securities.

2

U.S. Global Leaders Growth Fund
As of 7-31-12 (Unaudited)

Notes to the Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Fund in open-end mutual funds, including John Hancock Collateral Investment Trust, are valued at their respective net asset values each business day. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of July 31, 2012, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

3

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock U.S. Global Leaders Growth Fund.

26Q3 7/12
9/12

John Hancock
MUTUAL FUNDS

John Hancock Classic Value Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2012

Classic Value Fund
As of 7-31-12 (Unaudited)

	Shares	Value

Common Stocks 99.1%		$1,543,538,295

(Cost $1,628,319,409)

Consumer Discretionary 10.9%		170,121,685

Auto Components 2.1%
Delphi Automotive PLC (I)	1,157,550	32,862,845

Diversified Consumer Services 1.9%
Apollo Group, Inc., Class A (I)(L)	1,070,000	29,104,000

Media 2.5%
Omnicom Group, Inc. (L)	795,175	39,901,882

Specialty Retail 4.4%
Staples, Inc. (L)	5,357,375	68,252,958

Consumer Staples 3.6%		55,469,409

Beverages 2.1%
Molson Coors Brewing Company, Class B (L)	773,112	32,718,100

Personal Products 1.5%
Avon Products, Inc.	1,468,774	22,751,309

Energy 13.2%		205,442,175

Energy Equipment & Services 2.2%
Baker Hughes, Inc.	721,893	33,438,084

Oil, Gas & Consumable Fuels 11.0%
BP PLC, ADR	1,655,539	66,056,006
Exxon Mobil Corp.	380,523	33,048,423
Royal Dutch Shell PLC, ADR	1,068,910	72,899,662

Financials 33.3%		517,973,269

Capital Markets 12.6%
Franklin Resources, Inc. (L)	286,050	32,881,448
Invesco, Ltd.	1,766,925	39,102,050
Morgan Stanley	1,688,550	23,065,593
State Street Corp.	928,335	37,486,167
The Goldman Sachs Group, Inc.	291,200	29,382,080
UBS AG (L)	3,199,304	33,912,622

Commercial Banks 1.9%
PNC Financial Services Group, Inc.	501,703	29,650,647

Diversified Financial Services 6.5%
Bank of America Corp.	2,995,100	21,984,034
Citigroup, Inc.	1,453,842	39,442,733
JPMorgan Chase & Company	1,107,500	39,870,000

Insurance 12.3%
American International Group, Inc. (I)	1,377,559	43,076,270
Axis Capital Holdings, Ltd.	1,448,485	47,597,217
MetLife, Inc.	1,288,850	39,657,915
The Allstate Corp.	1,774,475	60,864,493

Health Care 4.2%		65,951,362

Health Care Equipment & Supplies 2.1%
Becton, Dickinson and Company (L)	438,496	33,198,532

Pharmaceuticals 2.1%
Abbott Laboratories	493,935	32,752,830

1

Classic Value Fund
As of 7-31-12 (Unaudited)

		Shares	Value

Industrials 8.4%			$131,705,078

Aerospace & Defense 6.0%
Engility Holdings Inc (I)		103,716	1,514,258
L-3 Communications Holdings, Inc.		622,298	44,114,705
Northrop Grumman Corp. (L)		739,532	48,957,018

Building Products 2.4%
Fortune Brands Home & Security, Inc. (I)		484,169	10,709,818
Masco Corp. (L)		2,195,285	26,409,279

Information Technology 20.2%			314,606,347

Computers & Peripherals 6.9%
Dell, Inc. (I)		2,980,960	35,413,805
Hewlett-Packard Company (L)		3,998,354	72,929,977

Electronic Equipment, Instruments & Components 3.4%
TE Connectivity, Ltd.		1,604,661	52,969,860

Internet Software & Services 1.8%
Google, Inc., Class A (I)		43,925	27,803,207

IT Services 2.1%
Computer Sciences Corp. (L)		1,320,075	32,500,246

Software 6.0%
Microsoft Corp.		1,038,825	30,614,172
Oracle Corp.		2,065,400	62,375,080

Materials 2.1%			32,803,082

Chemicals 2.1%
PPG Industries, Inc.		299,681	32,803,082

Utilities 3.2%			49,465,888

Electric Utilities 3.2%
Entergy Corp.		680,692	49,465,888

	Yield	Shares	Value

Securities Lending Collateral 5.9%			$92,279,651

(Cost $92,245,912)

John Hancock Collateral Investment Trust (W)	0.3448% (Y)	9,219,483	92,279,651

		Par value	Value

Short-Term Investments 1.5%			$23,185,000

(Cost $23,185,000)

Repurchase Agreement 1.5%			23,185,000

Repurchase Agreement with State Street Corp. dated 7-31-12 at 0.010% to be repurchased at $23,185,006 on 8-1-12, collateralized by $23,590,006 Federal
National Mortgage Association, 0.650% due 8-28-14 (valued at $23,649,447,
including interest)		23,185,000	23,185,000

Total investments (Cost $1,743,750,321)† 106.5%			$1,659,002,946

Other assets and liabilities, net (6.5%)			($101,705,769)

Total net assets 100.0%		$1,557,297,177

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

2

Classic Value Fund
As of 7-31-12 (Unaudited)

ADR American Depositary Receipts

(I) Non-income producing security.

(L) A portion of this security is on loan as of 7-31-12.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 7-31-12.

† At July 31, 2012, the aggregate cost of investment securities for federal income tax purposes was $1,811,832,156. Net unrealized depreciation aggregated $152,829,210, of which $73,287,596 related to appreciated investment securities and $226,116,806 related to depreciated investment securities.

The Fund had the following country concentration as a percentage of net assets on 7-31-12:

United States	80.2%
United Kingdom	6.4%
Switzerland	5.6%
Netherlands	4.7%
Bermuda	3.1%

3

Classic Value Fund
As of 7-31-12 (Unaudited)

Notes to the Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Funds in open-end mutual funds, including John Hancock Collateral Investment Trust, are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of July 31, 2012, all investments are categorized as Level 1 under the hierarchy described above except, repurchase agreements, which are Level 2.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

For additional information on the Fund's significant accounting policies, please refer to the most recent semiannual or annual shareholder report.

4

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Classic Value Fund.

38Q3 7/12
9/12

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Capital Series

By:	/s/ Hugh McHaffie
------------------------------
Hugh McHaffie
President

Date:	September 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh McHaffie
-------------------------------
Hugh McHaffie
President

Date:	September 24, 2012

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	September 24, 2012